Note 10 - Deposits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]

Note 10 - Deposits

Deposits and the weighted average interest rate at December 31, 2021 and 2020 consist of the following (in thousands):

	2021		2020
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$64,730	--%	$54,202	--%
Passbook accounts	10	0.15	8	0.16
Savings accounts	1,828	0.20	1,570	0.20
Money market accounts	200,688	0.56	99,638	0.80
Certificate of deposit accounts	179,910	0.94	199,427	1.49
Total	$447,166	0.61%	$354,845	1.03%

A summary of certificates of deposit by maturity at December 31, 2021 is as follows (in thousands):

Years ending December 31:
2022	$67,574
2023	63,532
2024	33,274
2025	9,710
2026	5,820
Total	$179,910

The aggregate amount of certificates of deposit with a minimum denomination of $250,000 was $24.7 million and $29.0 million at December 31, 2021 and 2020, respectively.